Expenses by nature (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Staff costs excluding share-based payment expenses			£ 16,230	£ 8,445	£ 3,642
Share based payment expenses	£ 7,294	£ 16,815	111,996	96
Warrant expense (note 21)			111,611
Legal and financial advisory transaction costs			7,350
Software costs	1,438	497	1,506	579	191
Depreciation expense	260	162	377	279	89
Depreciation on right of use assets - Property	189	70	176	140	171
Amortisation expense	572	168	387	263	70
Consultancy costs	990	1,501	13,144	745	518
Expense on short term leases	8	30	49	64	8
Research and development components	4,771	2,478	11,378	2,555	2,096
Related party administrative expenses		127	108	144	144
Marketing expenses			3,918
Stamp duty			6,669
Other administrative expenses	3,774	1,670	3,760	565	922
Total administrative and research and development expenses	£ 42,862	£ 31,764	288,659	£ 13,875	£ 7,851
Staff costs			12,913
Hardware and testing costs			£ 24,291